SCHEDULE OF OTHER ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term deferred expenses	$ 3,800	$ 4,292
Total	$ 3,800	$ 4,292